Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	$ 3,504,457	$ 3,551,022
Derivative instruments , current	18,508	44,424
Other current financial assets	120,383	210,393
Trade and other receivables, Non-current	587,957	906,508
Derivative instruments, non-current	51,619	69,729
Other non-current financial assets	3,049,811	2,796,475
Financial Assets At Fair Value Through Profit Or Loss	2,709,757	23,584
Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	2,652,064	23,584
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		2,477,021
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		2,371,635
Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	3,520,826	3,565,359
Other current financial assets	42,729	37,013
Total Current	3,563,555	3,602,372
Trade and other receivables, Non-current	588,804	908,160
Other non-current financial assets	345,738	354,344
Total Non-Current	934,542	1,262,504
Total	4,498,097	4,864,876
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	18,276	41,113
Total Current	18,276	41,113
Derivative instruments, non-current	34,105	56,385
Total Non-Current	34,105	56,385
Total	52,381	97,498
Other Comprehensive Income
Disclosure Of Financial Assets [Line Items]
Equity instruments	320	753
Total Non-Current	320	753
Total	320	753
Financial assets at fair value through other comprehensive income	320	753
Other Comprehensive Income | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	320	753
Financial assets held for trading [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	232	3,311
Other current financial assets	59,146	128,956
Total Current	59,378	132,267
Derivative instruments, non-current	17,514	13,344
Other non-current financial assets	2,652,134	2,371,649
Total Non-Current	2,669,648	2,384,993
Total	$ 2,729,026	$ 2,517,260